UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21511

Lazard Global Total Return and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices)    (Zip code)

Nathan A. Paul, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2014

Item 1. Schedule of Investments

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

September 30, 2014 (unaudited)

Description	Shares	Value
Common Stocks — 103.3%
Australia — 1.2%
BHP Billiton, Ltd. Sponsored ADR	38,500	$2,266,880
Denmark — 2.7%
Novo Nordisk A/S Sponsored ADR	105,000	5,000,100
Finland — 1.4%
Sampo Oyj, A Shares ADR	109,500	2,643,330
France — 6.5%
GDF Suez Sponsored ADR	75,981	1,905,224
Sanofi SA ADR	105,200	5,936,436
Total SA Sponsored ADR	64,000	4,124,800
		11,966,460
Germany — 4.8%
Bayerische Motoren Werke AG ADR	124,900	4,521,380
SAP AG Sponsored ADR	59,300	4,279,088
		8,800,468
Israel — 0.6%
Israel Chemicals, Ltd. ADR	140,700	1,000,377
Italy — 1.9%
Eni SpA Sponsored ADR	74,250	3,508,312
Japan — 5.8%
Canon, Inc. Sponsored ADR	44,700	1,456,773
Mitsubishi UFJ Financial Group, Inc. ADR	1,050,900	5,895,549
Sumitomo Mitsui Financial Group, Inc. Sponsored ADR	393,600	3,227,520
		10,579,842
Singapore — 2.5%
Singapore Telecommunications, Ltd. ADR	151,100	4,514,868
Sweden — 2.6%
Assa Abloy AB ADR	187,100	4,800,050
Switzerland — 7.0%
Novartis AG ADR	78,900	7,426,857
UBS AG	154,572	2,684,916
Zurich Insurance Group AG ADR	92,500	2,757,092
		12,868,865
United Kingdom — 13.4%
BP PLC Sponsored ADR	102,155	4,489,712
British American Tobacco PLC Sponsored ADR	37,700	4,263,116
GlaxoSmithKline PLC Sponsored ADR	80,200	3,686,794
HSBC Holdings PLC Sponsored ADR	124,399	6,329,421
Unilever PLC Sponsored ADR	99,100	4,152,290
Wm Morrison Supermarkets PLC ADR	120,300	1,646,306
		24,567,639
Description	Shares	Value
United States — 52.9%
American Express Co.	43,800	$3,834,252
Apple, Inc.	70,700	7,123,025
Chevron Corp.	46,000	5,488,720
Cisco Systems, Inc.	220,400	5,547,468
Citigroup, Inc.	106,400	5,513,648
Comcast Corp., Class A	106,120	5,677,420
ConocoPhillips	53,100	4,063,212
Emerson Electric Co.	67,600	4,230,408
Halliburton Co.	89,900	5,799,449
Honeywell International, Inc.	64,700	6,024,864
Intel Corp.	157,500	5,484,150
International Business Machines Corp.	24,460	4,643,242
Joy Global, Inc.	66,400	3,621,456
Merck & Co., Inc.	75,300	4,463,784
Oracle Corp.	100,440	3,844,843
PepsiCo, Inc.	41,100	3,825,999
Pfizer, Inc.	149,766	4,428,581
United Technologies Corp.	47,200	4,984,320
Viacom, Inc., Class B	46,800	3,600,792
Wal-Mart Stores, Inc.	62,800	4,802,316
		97,001,949
Total Common Stocks (Identified cost $157,107,396)		189,519,140

Description	Principal Amount (000) (a)	Value
Foreign Government Obligations — 8.9%
Brazil — 0.7%
Brazil NTN-B:
6.00%, 08/15/16	503	$514,056
6.00%, 08/15/18	850	864,209
		1,378,265
Colombia — 0.1%
Republic of Colombia,
12.00%, 10/22/15	305,000	161,001
Indonesia — 0.9%
Indonesia Government Bond,
7.875%, 04/15/19	21,600,000	1,747,854
Israel — 0.9%
Israel Government Bond - Galil,
5.00%, 04/30/15	4,320	1,605,050
Mexico — 1.6%
Mexican Bonos:
9.50%, 12/18/14	16,100	1,215,239
4.75%, 06/14/18	15,200	1,124,122

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2014 (unaudited)

Description	Principal Amount (000) (a)	Value
Mexico Cetes,
0.00%, 12/11/14	84,000	$621,808
		2,961,169
Romania — 2.7%
Romania Government Bonds:
5.95%, 06/11/21	9,050	2,888,663
5.85%, 04/26/23	6,620	2,111,887
		5,000,550
Turkey — 0.9%
Turkey Government Bond,
4.50%, 02/11/15	3,536	1,566,810
Uganda — 0.6%
Uganda Government Bond,
12.875%, 05/19/16	1,224,300	459,046
Uganda Treasury Bills:
0.00%, 03/19/15	381,300	135,975
0.00%, 09/03/15	1,004,000	339,538
0.00%, 09/17/15	567,600	190,180
		1,124,739
Uruguay — 0.3%
Republica Orient Uruguay,
5.00%, 09/14/18	11,036	483,263
Zambia — 0.2%
Zambia Treasury Bill,
0.00%, 06/15/15	2,700	379,481
Total Foreign Government Obligations (Identified cost $17,203,674)		16,408,182

Description	Shares	Value
Short-Term Investment — 2.2%
State Street Institutional Treasury Money Market Fund (Identified cost $4,006,507)	4,006,507	$4,006,507
Total Investments — 114.4% (Identified cost $178,317,577) (b), (c)		$209,933,829
Liabilities in Excess of Cash and Other Assets — (14.4)%		(26,416,414)
Net Assets — 100.0%		$183,517,415

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2014 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2014:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
AMD	JPM	10/28/14	189,302,400	$432,000	$462,086	$30,086	$—
AMD	JPM	02/18/15	195,657,000	462,000	467,514	5,514	—
BRL	BRC	10/02/14	1,903,628	776,674	777,705	1,031	—
BRL	CIT	10/02/14	4,963,339	2,189,000	2,027,715	—	161,285
BRL	CIT	11/04/14	3,108,716	1,252,000	1,258,795	6,795	—
CLP	CIT	10/27/14	184,540,450	315,076	307,862	—	7,214
CLP	UBS	10/27/14	561,184,800	957,000	936,205	—	20,795
CLP	UBS	11/17/14	935,239,850	1,577,000	1,557,450	—	19,550
CNH	BRC	02/26/15	6,075,225	975,000	972,508	—	2,492
CNH	HSB	10/14/14	5,548,749	896,000	897,102	1,102	—
CNH	HSB	11/18/14	5,766,284	932,000	929,622	—	2,378
CNH	HSB	03/03/15	5,935,545	953,808	949,837	—	3,971
CNY	SCB	10/08/14	5,849,078	945,000	952,611	7,611	—
CNY	SCB	11/10/14	11,333,812	1,836,625	1,840,531	3,906	—
CNY	SCB	12/08/14	5,791,810	940,000	938,553	—	1,447
COP	SCB	10/16/14	3,756,270,400	1,888,000	1,852,915	—	35,085
COP	SCB	10/22/14	1,503,123,900	789,000	741,121	—	47,879
CZK	JPM	10/07/14	21,194,934	999,000	973,816	—	25,184
CZK	JPM	10/07/14	37,694,938	1,878,875	1,731,920	—	146,955
EUR	JPM	10/10/14	742,000	960,853	937,232	—	23,621
EUR	JPM	10/24/14	629,000	814,918	794,571	—	20,347
EUR	JPM	10/24/14	1,247,818	1,648,000	1,576,281	—	71,719
EUR	JPM	10/24/14	2,247,000	2,910,155	2,838,476	—	71,679
EUR	JPM	11/19/14	277,295	379,339	350,352	—	28,987
HUF	BNP	10/08/14	334,769,710	1,409,675	1,360,529	—	49,146
HUF	JPM	11/12/14	124,079,191	507,419	503,907	—	3,512
HUF	UBS	10/20/14	222,482,340	954,000	903,957	—	50,043
IDR	JPM	10/07/14	3,813,009,750	323,548	312,664	—	10,884
IDR	JPM	10/31/14	10,293,030,000	843,000	840,634	—	2,366
IDR	SCB	10/07/14	14,496,120,000	1,202,000	1,188,671	—	13,329
IDR	SCB	12/04/14	11,676,150,000	961,000	947,952	—	13,048
ILS	CIT	11/10/14	3,489,893	977,000	947,812	—	29,188
ILS	JPM	10/08/14	3,218,281	897,870	873,857	—	24,013
ILS	UBS	10/17/14	3,499,573	965,000	950,276	—	14,724
INR	BRC	11/21/14	49,039,410	797,000	785,460	—	11,540
INR	JPM	10/22/14	134,156,265	2,183,000	2,163,096	—	19,904
INR	JPM	01/27/15	61,272,100	995,000	967,908	—	27,092
INR	SCB	01/12/15	40,211,740	653,000	637,253	—	15,747
KRW	CIT	11/26/14	1,046,702,910	1,023,000	989,517	—	33,483
KRW	JPM	11/24/14	1,487,211,800	1,424,491	1,406,074	—	18,417
KRW	UBS	10/22/14	1,860,677,000	1,820,000	1,761,640	—	58,360
KWD	BNP	08/06/15	291,676	1,017,000	1,002,651	—	14,349
KWD	CIT	08/18/15	241,629	842,000	830,315	—	11,685
KZT	CIT	11/14/14	95,691,000	501,000	521,874	20,874	—
KZT	CIT	02/13/15	112,132,000	578,000	601,731	23,731	—
KZT	CIT	06/11/15	47,706,010	251,481	250,838	—	643

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2014 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2014 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
KZT	CIT	06/12/15	108,679,000	$572,899	$571,349	$—	$1,550
KZT	HSB	02/17/15	51,544,200	271,000	276,368	5,368	—
KZT	JPM	05/18/15	59,251,000	307,000	312,647	5,647	—
MXN	CIT	10/15/14	27,354,433	2,059,000	2,034,893	—	24,107
MYR	HSB	10/17/14	3,116,561	965,478	949,057	—	16,421
MYR	JPM	10/17/14	7,514,470	2,343,000	2,288,310	—	54,690
NGN	BRC	11/03/14	62,040,000	376,000	375,103	—	897
NGN	CIT	12/12/14	61,605,200	372,800	367,758	—	5,042
NGN	CIT	12/22/14	220,222,760	1,319,489	1,310,717	—	8,772
NGN	JPM	11/10/14	91,792,680	559,200	553,688	—	5,512
NGN	JPM	12/08/14	7,304,850	44,125	43,660	—	465
PEN	CIT	10/09/14	1,673,478	583,500	578,388	—	5,112
PEN	SCB	10/23/14	1,669,394	581,306	575,445	—	5,861
PEN	SCB	11/17/14	3,418,560	1,187,000	1,173,421	—	13,579
PHP	BRC	10/14/14	38,153,850	870,000	849,928	—	20,072
PHP	BRC	11/17/14	63,785,500	1,450,000	1,419,688	—	30,312
PHP	BRC	12/15/14	63,807,250	1,450,000	1,419,008	—	30,992
PLN	JPM	10/10/14	5,279,694	1,668,435	1,594,105	—	74,330
PLN	JPM	10/10/14	6,959,014	2,154,000	2,101,144	—	52,856
RSD	CIT	11/19/14	44,333,460	526,432	473,040	—	53,392
RSD	CIT	11/19/14	116,718,226	1,330,350	1,245,389	—	84,961
RSD	HSB	10/20/14	46,038,220	499,059	494,177	—	4,882
RUB	BRC	10/15/14	18,337,576	476,517	461,902	—	14,615
RUB	BRC	10/15/14	23,219,643	603,398	584,877	—	18,521
RUB	BRC	10/30/14	41,557,219	1,070,593	1,043,621	—	26,972
RUB	CIT	12/09/14	25,742,535	682,998	641,008	—	41,990
RUB	JPM	10/17/14	40,486,845	1,050,000	1,019,406	—	30,594
RUB	JPM	11/17/14	40,486,845	1,039,657	1,012,896	—	26,761
THB	SCB	10/22/14	44,173,020	1,383,000	1,361,028	—	21,972
THB	SCB	11/17/14	16,158,500	500,000	497,268	—	2,732
TRY	JPM	10/08/14	402,423	184,235	176,453	—	7,782
TRY	JPM	02/17/15	2,107,004	954,000	893,786	—	60,214
TWD	BRC	10/15/14	56,120,645	1,871,000	1,845,026	—	25,974
UGX	BRC	12/09/14	742,742,000	278,703	275,388	—	3,315
UGX	CIT	10/08/14	1,224,559,000	461,228	462,177	949	—
UGX	CIT	11/17/14	1,653,723,000	621,000	617,107	—	3,893
UYU	HSB	10/22/14	21,381,408	876,000	860,430	—	15,570
UYU	HSB	11/10/14	27,021,996	1,123,576	1,082,251	—	41,325
ZAR	BRC	10/06/14	6,358,252	589,169	563,168	—	26,001
ZAR	BRC	10/06/14	6,406,548	598,928	567,446	—	31,482
ZMW	CIT	11/24/14	10,653,795	1,489,000	1,656,889	167,889	—
Total Forward Currency Purchase Contracts				$86,175,882	$84,450,806	$280,503	$2,005,579
Forward Currency Sale Contracts open at September 30, 2014:
Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
BRL	BRC	10/02/14	1,903,628	$795,000	$777,705	$17,295	$—

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2014 (unaudited)

Forward Currency Sale Contracts open at September 30, 2014 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
BRL	CIT	10/02/14	1,903,628	$776,674	$777,705	$—	$1,031
BRL	CIT	10/02/14	3,059,711	1,243,280	1,250,010	—	6,730
CNY	SCB	10/08/14	5,849,078	950,606	952,611	—	2,005
CZK	JPM	10/07/14	18,846,525	878,000	865,917	12,083	—
EUR	BNP	10/24/14	4,047,351	5,451,357	5,112,732	338,625	—
EUR	BRC	11/19/14	385,000	517,435	486,434	31,001	—
EUR	CIT	11/19/14	372,500	526,432	470,641	55,791	—
EUR	CIT	11/19/14	977,540	1,330,350	1,235,087	95,263	—
EUR	HSB	10/20/14	386,000	499,059	487,594	11,465	—
EUR	JPM	10/07/14	1,375,000	1,878,875	1,736,750	142,125	—
EUR	JPM	10/24/14	776,000	1,000,357	980,266	20,091	—
EUR	JPM	10/24/14	1,207,000	1,621,899	1,524,718	97,181	—
EUR	JPM	10/24/14	1,277,000	1,649,710	1,613,143	36,567	—
IDR	JPM	10/07/14	11,160,206,942	950,210	915,129	35,081	—
ILS	CIT	05/04/15	3,038,855	862,086	827,876	34,210	—
JPY	CIT	11/12/14	215,183,645	2,017,000	1,962,554	54,446	—
JPY	SCB	10/23/14	281,986,448	2,781,000	2,571,472	209,528	—
KRW	CIT	10/22/14	1,016,493,100	973,000	962,389	10,611	—
KRW	JPM	10/22/14	998,359,800	951,000	945,221	5,779	—
MYR	JPM	10/17/14	1,612,416	494,000	491,014	2,986	—
PHP	JPM	10/14/14	21,563,230	481,000	480,350	650	—
PLN	JPM	10/10/14	3,126,169	960,852	943,888	16,964	—
RON	JPM	12/10/14	2,769,401	805,674	789,202	16,472	—
RON	JPM	12/10/14	7,664,700	2,246,000	2,184,224	61,776	—
RSD	JPM	11/19/14	33,025,800	379,340	352,387	26,953	—
RUB	BRC	10/15/14	41,557,219	1,073,830	1,046,779	27,051	—
RUB	BRC	10/30/14	36,125,190	927,000	907,207	19,793	—
RUB	JPM	10/17/14	40,486,845	1,046,442	1,019,406	27,036	—
TRY	JPM	02/11/15	1,980,342	868,000	841,329	26,671	—
TRY	JPM	02/17/15	15,579	7,036	6,608	428	—
TRY	JPM	02/17/15	929,093	416,447	394,119	22,328	—
TRY	JPM	02/17/15	1,162,332	522,772	493,058	29,714	—
UGX	SCB	10/08/14	862,455,144	328,242	325,510	2,732	—
UYU	CIT	10/22/14	3,901,020	158,000	156,985	1,015	—
ZAR	BRC	10/06/14	12,764,799	1,200,393	1,130,614	69,779	—
ZMW	JPM	11/24/14	3,630,082	571,486	564,554	6,932	—
Total Forward Currency Sale Contracts				$40,139,844	$38,583,188	1,566,422	9,766
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$1,846,925	$2,015,345
Currency Abbreviations:		CZK	— Czech Koruna
AMD	— Armenian Dram	EUR	— Euro
BRL	— Brazilian Real	HUF	— Hungarian Forint
CLP	— Chilean Peso	IDR	— Indonesian Rupiah
CNH	— Yuan Renminbi	ILS	— Israeli Shekel
CNY	— Chinese Renminbi	INR	— Indian Rupee
COP	— Colombian Peso	JPY	— Japanese Yen
		KRW	— South Korean Won

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2014 (unaudited)

KWD	— Kuwaiti Dinar
KZT	— Kazakhstan Tenge
MXN	— Mexican New Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian New Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RSD	— Serbian Dinar
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— New Turkish Lira
TWD	— New Taiwan Dollar
UGX	— Ugandan Shilling
UYU	— Uruguayan Peso
ZAR	— South African Rand
ZMW	— Zambian Kwacha
Counterparty Abbreviations:
BNP	— BNP Paribas SA
BRC	— Barclays Bank PLC
CIT	— Citibank NA
HSB	— HSBC Bank USA
JPM	— JPMorgan Chase Bank
SCB	— Standard Chartered Bank
UBS	— UBS AG

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2014 (unaudited)

(a) Principal amount denominated in respective country’s currency.

(b) For federal income tax purposes, the aggregate cost was $178,317,577, aggregate gross unrealized appreciation was $45,490,734, aggregate gross unrealized depreciation was $13,874,482, and the net unrealized appreciation was $31,616,252.

(c) Lazard Global Total Return and Income Fund, Inc. (the “Fund”), at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	-	American Depositary Receipt
NTN-B	-	Brazil Sovereign “Nota do Tesouro Nacional” Series B

Portfolio holdings by industry* (as a percentage of net assets):

Agriculture	0.5%
Alcohol & Tobacco	2.3
Automotive	2.5
Banking	8.4
Cable Television	3.1
Computer Software	4.4
Energy Exploration & Production	2.2
Energy Integrated	9.6
Energy Services	3.2
Financial Services	6.6
Food & Beverages	2.1
Gas Utilities	1.0
Household & Personal Products	2.3
Insurance	2.9
Leisure & Entertainment	2.0
Manufacturing	12.9
Metals & Mining	1.2
Pharmaceutical & Biotechnology	16.9
Retail	3.5
Semiconductors & Components	3.8
Technology Hardware	9.4
Telecommunications	2.5
Subtotal	103.3
Foreign Government Obligations	8.9
Short-Term Investment	2.2
Total Investments	114.4%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (concluded)

September 30, 2014 (unaudited)

Valuation of Investments:

Net asset value (“NAV”) per share is determined by State Street Bank and Trust Company for the Fund on each day the New York Stock Exchange (“NYSE”) is open for business. Market values for securities listed on the NYSE, NASDAQ national market or other US or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Forward currency contracts are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s NAV.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations or a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).

The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”), which meets periodically under the direction of the Board, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when the Fund’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. Non-US securities may trade on days when the Fund is not open for business, thus affecting the value of the Fund’s assets on days when Fund stockholders may not be able to buy or sell Fund shares.

The effect of using fair value pricing is that the NAV of the Fund will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

Fair Value Measurements:

Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of September 30, 2014:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2014
Assets:
Common Stocks	$189,519,140	$—	$—	$189,519,140
Foreign Government Obligations	—	16,408,182	—	16,408,182
Short-Term Investment	4,006,507	—	—	4,006,507
Other Financial Instruments*
Forward Currency Contracts	—	1,846,925	—	1,846,925
Total	$193,525,647	$18,255,107	$—	$211,780,754
Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(2,015,345)	$—	$(2,015,345)
*	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

The foreign government obligations included in Level 2 were valued on the basis of prices provided by independent pricing services. The forward currency contracts included in Level 2 were valued using quotations provided by an independent pricing service.

The Fund recognizes all transfers between levels as though they were transferred at the beginning of the reporting period. There were no transfers into or out of Levels 1, 2, or 3 during the period ended September 30, 2014.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: November 28, 2014

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date: November 28, 2014